Investment in Assets Measured at Fair Value through Profit or Loss (Details Narrative) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2024 ILS (₪)	Jul. 31, 2024	Aug. 31, 2023 USD ($)	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Issued capital | ₪		₪ 643,158	₪ 658,599
F.O.R.E biotherapeutics ltd [member] | Contractual agreement [member]
IfrsStatementLineItems [Line Items]
Diluted percentage			0.02%
Issued capital | $					$ 40,000
Undiluted percentage			0.02%
F.O.R.E biotherapeutics ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage						0.44%
F.O.R.E biotherapeutics ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage						0.11%
Regenera pharma ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage				0.03%	0.11%
Regenera pharma ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage				0.02%	0.03%
Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Return for convertible loan, amount	$ 300	₪ 965